Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of computation of basic and diluted net loss per share

Basis and diluted net loss per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Three Months Ended March 31,
	2025	2024
Numerator:
Net loss attributable to common stockholders	$(9,579)	$(4,202)

Denominator:
Weighted-average common shares outstanding, basic and diluted	19,203,089	19,181,898
Net loss per share attributable to common stockholders, basic and diluted	$(0.50)	$(0.22)

Basis and diluted net loss per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Year Ended
	December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(29,397)	$(17,347)

Denominator:
Weighted-average common shares outstanding, basic and diluted	19,193,932	19,134,096
Net loss per share attributable to common stockholders, basic and diluted	$(1.53)	$(0.91)

Cara Therapeutics, Inc.
Schedule of computation of denominators used in net loss per share

The denominators used in the net loss per share computations are as follows:

	Three Months Ended
	March 31,
	2025	2024
Basic:
Weighted average common shares outstanding	1,524,116	1,516,336
Diluted:
Weighted average common shares outstanding - Basic	1,524,116	1,516,336
Common stock equivalents*	—	—
Denominator for diluted net loss per share	1,524,116	1,516,336
*	No amounts were considered as their effects would be anti-dilutive.

The denominators used in the net loss per share computations are as follows:

	Year Ended December 31,
	2024	2023	2022
Basic:
Weighted average common shares outstanding	1,520,913	1,504,141	1,490,377
Diluted:
Weighted average common shares outstanding - Basic	1,520,913	1,504,141	1,490,377
Common stock equivalents*	—	—	—
Denominator for diluted net loss per share	1,520,913	1,504,141	1,490,377
*	For the years ended December 31, 2024, 2023 and 2022, no amounts were considered common stock equivalents as their effects would have been anti-dilutive due to net losses for those periods.

Schedule of computation of basic and diluted net loss per share

Basic and diluted net loss per share are computed as follows:

	Three Months Ended
	March 31,
	2025	2024
Net loss - basic and diluted	$(4,906)	$(30,696)
Weighted-average common shares outstanding:
Basic and diluted	1,524,116	1,516,336
Net loss per share, basic and diluted:	$(3.22)	$(20.24)

Basic and diluted net loss per share is computed as follows:

	Year Ended December 31,
	2024	2023	2022
Net loss - basic and diluted	$(70,867)	$(118,513)	$(85,474)
Weighted-average common shares outstanding:
Basic and diluted	1,520,913	1,504,141	1,490,377
Net loss per share, basic and diluted:	$(46.60)	$(78.79)	$(57.35)